Segment Information (Tables)	12 Months Ended
Dec. 31, 2018
Segment information [abstract]
Segment information

	Synthetic fibers	Resins and plastics	Intermediate petrochemicals	Petroleum products	Trading of petrochemical products	Other segments	Total
2016	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Total segment revenue	1,915,242	10,164,433	20,360,722	38,776,209	22,148,401	1,369,671	94,734,678
Inter - segment revenue	—	(91,673)	(11,248,718)	(3,514,487)	(1,551,453)	(485,441)	(16,891,772)

Revenue from external customers	1,915,242	10,072,760	9,112,004	35,261,722	20,596,948	884,230	77,842,906

Total gross (loss)/profit	(575,555)	1,822,347	1,968,610	3,842,640	153,002	(6,250)	7,204,794

	Synthetic fibers	Resins and plastics	Intermediate petrochemicals	Petroleum products	Trading of petrochemical products	Other segments	Total
2017	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Total segment revenue	2,061,765	10,596,844	23,302,939	53,259,378	24,953,285	1,364,977	115,539,188
Inter - segment revenue	—	(123,824)	(12,949,321)	(8,737,935)	(1,240,250)	(525,443)	(23,576,773)

Revenue from external customers	2,061,765	10,473,020	10,353,618	44,521,443	23,713,035	839,534	91,962,415

Total gross (loss)/profit	(440,925)	1,539,196	2,378,581	3,147,627	162,801	32,759	6,820,039

	Synthetic fibers	Resins and plastics	Intermediate petrochemicals	Petroleum products	Trading of petrochemical products	Other segments	Total
2018	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Total segment revenue	2,225,594	10,868,758	26,327,039	66,009,608	27,650,410	1,488,856	134,570,265
Inter - segment revenue	—	(138,481)	(13,923,959)	(11,037,010)	(1,090,056)	(691,852)	(26,881,358)

Revenue from external customers	2,225,594	10,730,277	12,403,080	54,972,598	26,560,354	797,004	107,688,907

Timing of revenue recognition
At a point in time	2,225,594	10,730,277	12,403,080	54,972,598	26,537,983	797,004	107,666,536
Over time	—	—	—	—	22,371	—	22,371

	2,225,594	10,730,277	12,403,080	54,972,598	26,560,354	797,004	107,688,907

Total gross (loss)/profit	(537,590)	1,081,206	2,135,060	2,936,678	149,236	9,916	5,774,506

	2016	2017	2018
	RMB’000	RMB’000	RMB’000
Segment result - Profit/(loss) from operations
Petroleum products	3,812,973	3,120,024	2,910,063
Resins and plastics	1,637,578	1,355,908	900,440
Intermediate petrochemicals	1,810,011	2,206,128	1,934,926
Trading of petrochemical products	51,168	60,583	104,900
Synthetic fibers	(608,891)	(475,266)	(573,503)
Others	75,017	134,496	308,286

Profit from operations	6,777,856	6,401,873	5,585,112
Net finance income	83,685	207,332	337,412
Share of profit of investments accounted for using the equity method	916,754	1,243,693	885,597

Profit before income tax	7,778,295	7,852,898	6,808,121

Other profit and loss disclosures

	2016			2017			2018
	Depreciation and amortisation	Impairment loss	Inventory write down	Depreciation and amortisation	Impairment loss	Inventory write down	Depreciation and amortisation	Impairment loss	Inventory write- down
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Synthetic fibres	(137,153)	(185,096)	(38,750)	(79,658)	(49,107)	(38,287)	(68,428)	(47,937)	(35,945)
Resins and plastics	(120,641)	—	1,575	(163,618)	(9)	(5,177)	(139,447)	(9)	(19,219)
Intermediate petrochemicals	(525,698)	(14,351)	(642)	(538,435)	(50,210)	(4,487)	(575,025)	(34,695)	(8,630)
Petroleum products	(886,784)	(53,155)	—	(922,670)	(44)	(12,399)	(862,659)	(50)	(22,209)
Trading of petrochemical products	(176)	—	—	(171)	—	—	(111)	—	—
Others	(211,808)	(1,570)	(38,451)	(129,577)	(18,875)	(111)	(161,943)	—	—

	(1,882,260)	(254,172)	(76,268)	(1,834,129)	(118,245)	(60,461)	(1,807,613)	(82,691)	(86,003)

	As at 31 December
	2017	2018
	Total assets	Total assets
	RMB’000	RMB’000
Allocated assets
Synthetic fibres	1,101,836	1,114,911
Resins and plastics	2,184,706	1,924,863
Intermediate petrochemicals	5,122,226	4,176,850
Petroleum products	13,792,883	15,567,239
Trading of petrochemical products	1,229,927	1,807,433
Others	1,883,275	2,067,698

Allocated assets	25,314,853	26,658,994

Unallocated assets
Investments accounted for using the equity method	4,452,044	4,527,133
Cash and cash equivalents	7,504,266	8,741,893
Time deposits with financial institutions	2,000,000	1,500,000
Deferred income tax assets	119,307	119,075
Financial assets at fair value through profit or loss	—	2,727,279
Others	52,993	111,523

Unallocated assets	14,128,610	17,726,903

Total assets	39,443,463	44,385,897

	As at 31 December
	2017	2018
	Total liabilities	Total liabilities
	RMB’000	RMB’000
Allocated liabilities
Synthetic fibers	461,706	427,005
Resins and plastics	1,209,940	1,404,499
Intermediate petrochemicals	1,330,601	1,767,232
Petroleum products	5,718,117	7,813,381
Trading of petrochemical products	1,521,818	1,923,373
Others	79,584	79,712

Allocated liabilities	10,321,766	13,415,202

Unallocated liabilities

Borrowings	606,157	497,249
Financial liabilities at fair value through profit or loss	—	11,005

Unallocated liabilities	606,157	508,254

Total liabilities	10,927,923	13,923,456

	2016	2017	2018
	RMB’000	RMB’000	RMB’000
Additions to property, plant and equipment, construction in progress, lease prepayments and other non-current assets

Synthetic fibres	106,872	130,908	124,188
Resins and plastics	169,330	156,189	112,638
Intermediate petrochemicals	261,291	525,828	246,857
Petroleum products	740,520	1,076,212	806,833
Others	36,965	20,738	98,737

	1,314,978	1,909,875	1,389,253